Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Use of estimates

The preparation of condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include goodwill impairment and long-term investments, the realizability of deferred income tax assets, the accruals for other contingencies, and the recoverability of the carrying amounts of property and equipment and right-of-use assets. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

(b)	Revenue recognition

The Company evaluated and recognized revenue based on the five steps set forth in ASC 606 by:

●	identifying the contract(s) with the customer;

●	identifying the performance obligations in the contract;

●	determining the transaction price;

●	allocating the transaction price to performance obligations in the contract; and

●	recognizing revenue as each performance obligation is satisfied through the transfer of a promised good or service to a customer (i.e., “transfer of control”).

These criteria as they relate to each of the following major revenue generating activities are described below. Revenue is presented net of value added taxes (“VAT”) at rates ranging between 1% and 13%, and surcharges. VAT to be collected from customers, net of VAT paid for purchases, is recorded as a liability or asset in the condensed consolidated balance sheets until it is paid to the tax authorities.

Tuition revenue

The Company provides IT-focused supplementary STEM education course services to students.

The contract of tuition service is accounted for as a single performance obligation which is satisfied proportionately over the service period. Tuition fees are recognized as revenue proportionately as the training courses are delivered, with unearned portion of tuition fees being recorded as deferred revenue.

Refunds are provided to students if they withdraw from classes, and usually only those unearned portions of the fee will be refunded. A refund liability represents the amounts of consideration received but are not expected to be entitled to earn, and thus are not included in the transaction price because these amounts are expected to be eventually refunded to students. The Company determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method. Reclassification was made from deferred revenue to refund liabilities, which was recorded under accrued expenses and other current liabilities.

Certification service revenue

The Company provides certification services to students who complete the training course and enroll for the exams. The Company is responsible for the certification service, including organization, proctoring and grading of exams, and providing the certificates to students. All certificates are issued by third parties to the students who pass the exam.

The Company acts as the principal in providing the certificate service to the students and recognizes revenue on gross basis because the Company is able to determine the price, acts as the main obligor in the arrangement, and, is responsible for fulfilling the services ordered by the students. Cash received before the students receive the certificates is recorded as deferred revenue.

Each contract of certification service is accounted for as a single performance obligation which is satisfied at a point in time. The performance obligation is satisfied when the certificates are provided to the students, then the received consideration is recognized as certification service revenue.

Net revenues from continuing operations recognized under ASC Topic 606 for the six months ended June 30, 2024 and 2025 consist of the following:

	For the Six Months Ended
	June 30,
	2024	2025
	RMB	RMB
Tuition fee	602,877	93,413
Certification service fee	109	9
Others	2,975	189
Business taxes and surcharges	(1,910)	(1)
Total net revenues	604,051	93,610

	For the Six Months Ended
	June 30,
	2024	2025
	RMB	RMB
Timing of revenue recognition
Services transferred at a point in time	3,074	198
Services transferred over time	600,977	93,412
Total net revenues	604,051	93,610

Contract liability

The Company does not have amounts of contract assets since the Company receives consideration prior to providing the services.

The contract liabilities consist of deferred revenue, which represent the Company has received consideration but has not satisfied the related performance obligations.

The Company’s deferred revenue from continuing operations amounted to RMB1,117,713 and RMB1,189,591 as of December 31, 2024 and June 30, 2025, respectively.

The Company has selected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations in contracts that have an original expected length of one year or less.

(c)	Recently issued accounting standards

In June 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The update clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The adoption of this ASU did not have any material impact on the Company’s unaudited condensed consolidated financial statements and disclosure.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The adoption of this ASU did not have any material impact on the Company’s unaudited condensed consolidated financial statements and disclosure.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2025. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. Once adopted, this ASU will result in additional disclosures.

In March 2024, the FASB issued ASU 2024-01, “Compensation - Stock Compensation (Topic 718) - Scope Application of Profits Interest and Similar Awards” (“ASU 2024-01”), which intends to improve clarity and operability without changing the existing guidance. ASU 2024-01 provides an illustrative example intended to demonstrate how entities that account for profits interest and similar awards would determine whether a profits interest award should be accounted for in accordance with Topic 718. Entities can apply the guidance either retrospectively to all prior periods presented in the financial statements or prospectively to profits interest and similar awards granted or modified on or after the date of adoption. ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. The adoption of this ASU did not have any material impact on the Company’s unaudited condensed consolidated financial statements and disclosure.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements – Amendments to Remove References to the Concept Statements” (“ASU 2024-02”). ASU 2024-02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior Statements to provide guidance in certain topical areas. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the potential impact of adopting this guidance on Financial Statements.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact of this accounting standard update on its unaudited condensed consolidated financial statements and related disclosures.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. ASU 2025-03 clarifies the guidance to determine the accounting acquirer in a business combination that is effected primarily by exchanging equity interests, when the legal acquiree is a variable interest entity (“VIE”) that meets the definition of a business. ASU 2025-03 requires entities to consider the same factors in ASC 805, Business Combinations, required for determining which entity is the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-03 is required to be applied on a prospective basis to any acquisition transaction that occurs after the initial application date. The Company is currently assessing the impact this standard will have on the Company’s unaudited condensed consolidated financial statements .

In May 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606). ASU 2025-04 revises the definition of the term performance condition for share-based consideration payable to a customer to incorporate conditions that are based on the volume or monetary amount of a customer’s purchases or potential purchases. ASU 2025-04 also eliminates the policy election to account for forfeitures as they occur for awards with service conditions. ASU 2025-04 also clarifies that ASC 606 variable consideration guidance does not apply to share-based payments to customers; instead, vesting probability should be assessed solely under ASC 718, Compensation—Stock Compensation. ASU 2025-04 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-04 may be applied on either a modified retrospective basis or on a retrospective basis. The Company is currently assessing the impact this standard will have on the Company’s unaudited condensed consolidated financial statements.

In July 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU 2025-05 amends ASC 326, Financial Instruments—Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Company is currently assessing the impact this standard will have on the Company’s unaudited condensed consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.